Property And Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Capital lease assets	$ 2,508		$ 2,508	$ 1,574
Capital lease accumulated amortization	1,326		927	379
Depreciation and amortization expense	$ 3,635	$ 1,108	$ 1,709	$ 687